Carrying Amounts of Property and Equipment Held Under Capital Leases (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	$ 133,088	¥ 862,122	¥ 737,259
Less: accumulated depreciation	(21,397)	(138,608)	(74,237)
Property and Equipment Held Under Capital Leases, gross	111,691	723,514	663,022
Construction-in-progress	171,684	1,112,133	485,261
Property and Equipment Held Under Capital Leases, net	133,716	866,185	663,022
Property
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	56,401	365,353	365,353
Computer and network equipment
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	44,667	289,346	164,483
Optical Fibers
Capital Leased Assets [Line Items]
Property and Equipment Held Under Capital Leases, gross	32,020	207,423	¥ 207,423
Capital Lease
Capital Leased Assets [Line Items]
Construction-in-progress	$ 22,025	¥ 142,671